EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Multiemployer plans, employer contributions, percentage of employee salaries	5.00%
Multiemployer plan, period contributions	$ 4,208	$ 3,929	$ 3,084